CONVERTIBLE NOTES PAYABLE	12 Months Ended
Feb. 28, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

9. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

					Balance	Balance
		Interest	Conversion		February 28,	February 28,
Issued	Maturity	Rate	Rate per Share		2023	2022
July 18, 2016	July 18, 2017*	8%	$0.003	(1)	$—	$3,500
August 9, 2022	August 9, 2023	12%	$0.009	(2)	—	—
					$—	$3,500

(Less): current portion of convertible notes payable					—	(3,500)
(Less): discount on noncurrent convertible notes payable					—	—
Noncurrent convertible notes payable, net of discount					$—	$—

Current portion of convertible notes payable					$—	$3,500
(Less): discount on current portion of convertible notes payable					—	—
Current portion of convertible notes payable, net of discount					$—	$3,500

*	This note was in default as of February 28, 2022. Default interest rate 22%
(1)	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
(2)	Subject to adjustment for dilutive issuances

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

During the years ended February 28, 2023 and February 28, 2022, the Company incurred original issue discounts of $75,000 and $0, respectively, and debt discounts (and relative fair value debt discounts) from derivative liabilities of $$393,949 and $438,835, respectively, related to both new and re-valued convertible notes payable. These amounts are included in discounts on convertible notes payable and are being amortized to interest expense over the life of the convertible notes payable. During the years ended February 28, 2023 and February 28, 2022, the Company recognized interest expense related to the amortization of debt discount of $524,699 and $775,986, respectively.

All the notes above are unsecured. As of February 28, 2023, the Company had total accrued interest payable of $28,104, all of which is classified as current. As of February 28, 2022, the Company had total accrued interest payable of $28,104, all of which is classified as current. See description below for details of the convertible notes issued during the years ended February 28, 2022 and February 28, 2021.

Convertible notes issued

During the year ended February 28, 2023, the Company had the following convertible note activity:

●	The Company transferred the above July 18, 2016 $3,500 note to loans payable as the note was no longer convertible. This was a result of an SEC action against the debt holder who was also a common stockholder.

●	On August 9, 2022 the Company entered into a new convertible note for $750,000 with a one year maturity, interest rate of 12%, with a warrant (Warrant 1) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.01, and an additional warrant (Warrant 2) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.008 to be cancelled and extinguished if the note balance is $375,000 or less by February 9. 2023. The Company received $619,250 in cash proceeds, recorded an original issue discount of $75,000, recognized $393,949 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $55,750. The discount is amortized over the term of the loan. This note and related accrued interest have been fully repaid at February 28, 2023.

The Company determined that the embedded conversion features which result in a variable conversion rate, in the convertibles notes described below should be accounted for as derivative liabilities as a result of their variable conversion rates.

During the year ended February 28, 2022, the Company had the following convertible note activity:

●	the Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125.

●	holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.

●	the conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS